Other operating income and expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Results of operation
Recoverable cash advances Initial measurement and re-measurement	€ 1,142,000	€ 561,000	€ 324,000
R&D incentives	236,000	530,000	1,376,000
Capitalization of R&D incentive	(99,000)	(83,000)	(1,005,000)
Net loss on disposal of property, plant and equipment and right of use assets	(162,000)
Gain (loss) on modification of leases	119,000
Other income/(expenses)	38,000		(151,000)
Total Other Operating Income	€ 1,274,000	€ 1,008,000	€ 544,000